Servicing Assets - Activity for Servicing Assets and Related Changes in Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Transfers And Servicing [Abstract]
Beginning balance	$ 21,091
Acquired servicing assets at fair value		$ 20,295
Additions, net	4,675	539
Changes in fair value	(4,097)	257
Ending balance	$ 21,669	$ 21,091